NOTE 11 - SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 11 – SUBSEQUENT EVENTS

On February 15, 2013, 1,000,000 common shares with fair value of $50,000 were issued to Equiti-Trend Advisors in exchange for consulting services.

On March 25, 500,000 common shares were issued to Carter Terry and Associates, and their related agents, in exchange for future investment banking services.